UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS - 93.92%
	Auto Parts & Equipment - 1.93%
358,000	Midas, Inc. (a)	$3,150,400
427,281	SORL Auto Parts, Inc. (a)	3,619,070
		6,769,470
	Building Materials - 0.43%
239,665	MFRI, Inc. (a)	1,503,898
	Business Services - 9.59%
261,000	Barrett Business Services, Inc.	3,904,560
250,000	DJSP Enterprises, Inc. (a)	935,000
97,000	Exponent, Inc. (a)	3,201,970
489,600	GP Strategies Corp. (a)	3,696,480
725,000	Innodata Isogen, Inc. (a)	2,131,500
600,000	PRGX Global, Inc. (a)	3,306,000
343,000	RCM Technologies, Inc. (a)	1,759,590
245,000	Rentrak Corporation (a)	6,343,050
230,000	The Dolan Media Co. (a)	2,688,700
287,100	Tier Technologies, Inc. (a)	1,886,247
350,521	Virtusa Corp. (a)	3,736,554
		33,589,651
	Chemical & Related Products - 3.44%
590,000	Aceto Corporation	4,023,800
220,000	KMG Chemicals, Inc.	3,337,400
364,707	Omnova Solutions, Inc. (a)	2,844,715
330,584	Penford Corporation (a)	1,831,435
		12,037,350
	Computers & Electronics - 3.32%
242,502	Astro-Med, Inc.	1,680,539
286,500	Cyberoptics Corp. (a)	2,787,645
575,000	PC-Tel, Inc. (a)	3,639,750
209,350	Rimage Corporation (a)	3,533,828
		11,641,762
	Construction & Engineering - 2.93%
327,700	Comfort Systems USA, Inc.	3,739,057
381,600	Furmanite Corp. (a)	1,648,512
650,600	Hill International, Inc. (a)	2,992,760
150,981	Sterling Construction Company, Inc. (a)	1,870,655
		10,250,984
	Consumer Products - Distributing - 0.12%
1,617,700	China 3C Group (a)	420,602
	Consumer Products - Manufacturing - 4.95%
254,608	Flexsteel Industries	2,854,156
700,000	Heelys, Inc. (a)(c)	1,897,000
450,000	Kimball International, Inc.	2,808,000
34,000	Middleby Corporation (a)	1,955,340
160,800	Orchids Paper Products Co. (a)	2,323,560
150,000	Steinway Musical Instruments, Inc. (a)	2,922,000
148,250	Universal Electronics, Inc. (a)	2,603,270
		17,363,326
	Consumer Services - 1.34%
595,900	Noah Education Holdings Ltd. - ADR	1,740,028
550,000	Stewart Enterprises, Inc. - Class A	2,953,500
		4,693,528

	Electronic Equipment & Instruments - 1.05%
200,000	Methode Electronics, Inc.	2,136,000
353,000	NAM TAI Electronics, Inc. (a)	1,535,550
		3,671,550
	Energy & Related Services - 4.73%
342,911	Matrix Service Co. (a)	3,322,807
110,000	Michael Baker Corp. (a)	4,268,000
354,545	Mitcham Industries, Inc. (a)	2,605,906
166,701	PHI, Inc. (a)	2,648,879
656,565	TGC Industries, Inc. (a)	2,232,321
543,700	Uranium Energy Corp. (a)	1,506,049
		16,583,962
	Environmental Services - 1.08%
1,650,000	Perma-Fix Environmental Services (a)	2,970,000
304,700	Versar, Inc. (a)	813,549
		3,783,549
	Financial Services - 3.93%
90,342	B of I Holding, Inc. (a)	1,411,142
258,525	Nicholas Financial, Inc. (a)	2,223,315
586,652	Sanders Morris Harris Group, Inc.	3,226,586
300,000	SWS Group, Inc.	2,616,000
260,000	TradeStation Group, Inc. (a)	1,661,400
307,300	U.S. Global Investors, Inc. - Class A	1,853,019
30,000	Virtus Investment Partners, Inc. (a)	774,000
		13,765,462
	Food - 4.14%
100,000	Cal-Maine Foods, Inc.	3,159,000
305,000	John B. Sanfilippo & Son, Inc. (a)	4,282,200
493,200	Landec Corporation (a)	3,181,140
750,000	Omega Protein Corp. (a)	3,900,000
		14,522,340
	Leisure - 1.65%
130,000	Ascent Media Corp. (a)	3,614,000
1,005,000	Century Casinos, Inc. (a)	2,160,750
		5,774,750
	Medical Supplies & Services - 9.14%
96,000	Albany Molecular Research, Inc. (a)	624,000
272,356	Allied Healthcare Products (a)	904,222
200,000	America Service Group, Inc.	3,528,000
750,000	BioScrip, Inc. (a)	3,187,500
113,900	Cutera, Inc. (a)	890,698
800,000	Five Star Quality Care, Inc. (a)	2,920,000
2,064,000	Hooper Holmes, Inc. (a)	1,238,400
325,000	Integramed America, Inc. (a)	2,661,750
100,500	NovaMed, Inc. (a)	829,125
237,000	Psychemedics Corporation	2,133,000
600,000	Questcor Pharmaceuticals, Inc. (a)	6,750,000
125,900	The Ensign Group, Inc.	2,266,200
214,247	Transcend Services, Inc. (a)	2,980,176
200,000	Vivus, Inc. (a)	1,132,000
		32,045,071
	Military Equipment - 0.64%
500,000	Force Protection, Inc. (a)	2,235,000
	Minerals & Resources - 0.93%
544,000	Fronteer Gold, Inc. (a)	3,264,000
	Oil & Gas - 11.00%
540,000	Allis-Chalmers Energy, Inc. (a)	1,409,400
395,500	CE Franklin Ltd. (a)	2,416,505
200,000	Cal Dive International, Inc. (a)	1,184,000

325,000	GMX Resources, Inc. (a)	2,011,750
470,100	Gulfport Energy Corp. (a)	6,139,506
23,480	Hallador Energy Co.	205,685
600,000	Magnum Hunter Resources Corp. (a)	2,736,000
850,000	Newpark Resources, Inc. (a)	6,791,500
1,450,000	Star Gas Partners LP	6,394,500
22,267	Tengasco, Inc. (a)(c)	10,465
400,000	U.S. Energy Corp. Wyoming (a)	1,920,000
530,300	Union Drilling, Inc. (a)	3,144,679
700,000	Vaalco Energy, Inc.	4,179,000
		38,542,990
	Real Estate - 0.20%
31,000	Tejon Ranch Co. (a)	714,240
	Retail - 1.31%
546,155	PC Mall, Inc. (a)	2,310,235
117,477	Rush Enterprises, Inc. (a)	1,537,774
167,300	Tuesday Morning Corp. (a)	729,428
		4,577,437
	Semiconductor Related Products - 3.58%
252,500	Actel Corporation (a)	3,701,650
400,000	Anadigics, Inc. (a)	1,756,000
150,000	Cirrus Logic, Inc. (a)	2,925,000
665,029	FSI International, Inc. (a)	2,354,203
210,660	Rudolph Technologies, Inc. (a)	1,820,102
		12,556,955
	Software - 4.68%
606,205	American Software, Inc. - Class A	3,043,149
94,745	ATC Technology Corp. (a)	2,271,985
515,000	Clicksoftware Technologies Ltd. (a)	2,987,000
410,080	CryptoLogic Ltd.	738,144
2,049,300	iPass, Inc.	2,623,104
350,000	Smith Micro Software, Inc. (a)	3,440,500
205,100	VASCO Data Security International, Inc. (a)	1,306,487
		16,410,369
	Specialty Manufacturing - 5.29%
78,300	AEP Industries, Inc. (a)	2,262,870
165,000	AM Castle & Co. (a)	2,437,050
450,000	China Gerui Advanced Materials Group Ltd. (a)	2,587,500
139,965	Courier Corp.	2,229,642
910,000	Flanders Corp. (a)	2,730,000
90,756	L.B. Foster Co. (a)	2,775,319
125,800	Northern Technologies International Corp. (a)	1,699,558
100,000	Northwest Pipe Company (a)	1,817,000
		18,538,939
	Telecommunications - 7.86%
499,000	Alvarion Ltd. (a)	1,057,880
187,600	City Telecom HK Ltd.	1,917,272
430,540	Cogo Group, Inc. (a)	2,828,648
200,000	DragonWave, Inc. (a)	1,216,000
619,400	Gilat Satellite Networks Ltd. (a)	3,282,820
344,200	Globecomm Systems, Inc. (a)	2,832,766
500,000	Harmonic, Inc. (a)	3,485,000
263,240	Management Network Group, Inc. (a)	721,277
250,000	Oplink Communications, Inc. (a)	4,027,500
350,000	RADVision Ltd. (a)	2,404,500
421,600	Seachange International, Inc. (a)	3,777,536
		27,551,199
	Transportation - 4.66%
450,100	Grupo TMM S.A. - ADR (a)	931,707

150,000	Hornbeck Offshore Services, Inc. (a)	2,524,500
250,000	Republic Airways Holdings, Inc. (a)	1,562,500
200,000	Scorpio Tankers, Inc. (a)	2,190,000
1,100,000	Star Bulk Carriers Corp.	2,893,000
430,100	StealthGas, Inc. (a)	1,982,761
164,700	USA Truck, Inc. (a)	2,699,433
139,070	Vitran Corporation, Inc. (a)	1,529,770
		16,313,671
	TOTAL COMMON STOCKS (Cost $350,307,583)	$329,122,055

	REAL ESTATE INVESTMENT TRUST - 0.88%
390,000	Monmouth Real Estate Investment Corp. - Class A	$3,069,300
	TOTAL REAL ESTATE INVESTMENT TRUST (Cost $3,033,148)	$3,069,300
Contracts
	WARRANTS - 0.00%
598	Lantronix, Inc.
	Expiration: 02/09/2011, Exercise Price: $0.85 (b)	$-
	TOTAL WARRANTS (Cost $0)	$-
Principal
Amount
	SHORT TERM INVESTMENTS - 2.14%
$7,500,000	United States Treasury Bill
	0.134%, 08/26/2010	$7,499,311
	TOTAL SHORT TERM INVESTMENTS (Cost $7,499,311)	$7,499,311

	Total Investments (Cost $360,840,042) - 96.94%	$339,690,666
	Other Assets in Excess of Liabilities - 3.06%	10,732,815
	TOTAL NET ASSETS - 100.00%	$350,423,481

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Directors. This security represents $0 or 0.00% of the Fund's
Net Assets.
(c)	Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of restricted securities amounted to $1,907,465 or 0.54% of Net Assets.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

Cost of investments	$360,840,042

Gross unrealized appreciation	51,617,391
Gross unrealized depreciation	(72,766,767)
Net unrealized depreciation	$(21,149,376)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, pleaserefer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Security Valuation

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

● Level 1 - Quoted prices in active markets for identical securities
● Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2010:

Description	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks
Consumer Discretionary	$ 32,689,652	$ 1,897,000	$ -	$ 34,586,652
Consumer Staples	13,664,760	-	-	13,664,760
Energy	50,173,420		-	50,173,420
Financials	14,479,702	-	-	14,479,702
Health Care	32,045,071	-	-	32,045,071
Industrials	68,126,293	-	-	68,126,293
Information Technology	82,368,717	-	-	82,368,717
Materials	25,365,668	-	-	25,365,668
Telecommunication Services	1,917,272	-	-	1,917,272
Utilities	6,394,500	-	-	6,394,500
Total Common Stocks	327,225,055	1,897,000	-	329,122,055
Real Estate Investment Trusts	3,069,300			3,069,300
Short-Term Investments		7,499,311	-	7,499,311
Total Investments in Securities	$ 330,294,355	$ 9,396,311	$ -	$ 339,690,666

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt MicroCap Opportunities Fund, Inc.

By (Signature and Title)      /s/ Michael J. Corbett
  Michael J. Corbett, President

Date         9/17/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Michael J. Corbett
   Michael J. Corbett, President

Date         9/17/2010

By (Signature and Title)*    /s/ Samuel J. Schulz
  Samuel J. Schulz, Treasurer

Date         9/20/2010

* Print the name and title of each signing officer under his or her signature.